Income Taxes (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) subsidiary	Mar. 31, 2018 USD ($)	Dec. 31, 2018
Other	$ 69	$ 50
Deferred income tax	803	865
Income tax expense	1,309	1,565
Reconciliation of reported income tax expense to the theoretical tax amount
Loss before income taxes and equity in earnings of equity investees	(34,907)	(23,870)
Tax calculated at the statutory tax rate of the Company	(5,760)	(3,939)
Different tax rates available in different jurisdictions	1,220	1,204
Tax valuation allowance	6,499	5,472
Preferential tax deduction	(1,721)	(1,793)
Expenses not deductible for tax purposes	695	195
Utilization of previously unrecognized tax losses	(165)	(110)
Withholding tax on undistributed earnings of PRC entities	858	832
Others	(317)	(296)
Income tax expense	1,309	1,565
Hong Kong
Current tax	$ 85	$ 113
Tax rates
Income tax rate (as a percent)	16.50%	16.50%
PRC
Current tax	$ 352	$ 537
Tax rates
Income tax rate (as a percent)	25.00%	25.00%
Preferential income tax rate (as a percent)	15.00%	15.00%
Dividends declared withholding tax rate (as a percent)	10.00%	10.00%
Lower withholding tax rate (as a percent)	5.00%	5.00%
Minimum equity interest of foreign investor required for lower withholding tax rate (as a percent)	25.00%	25.00%
Distributable reserves expected to be distributed as dividends (as a percent)	100.00%		100.00%
British Virgin Islands
Tax rates
Number of subsidiaries | subsidiary	2